Consolidated Statements of Changes in Equity	Share capital MYR (RM)	Share capital USD ($)	Capital reserve MYR (RM)	Capital reserve USD ($)	Foreign currency translation reserve MYR (RM)	Foreign currency translation reserve USD ($)	Retained earnings MYR (RM)	Retained earnings USD ($)	MYR (RM)	USD ($)
Balance (in Dollars)	RM 482		RM 12,392,392				RM 6,047,195		RM 18,440,069
Balance at Jun. 30, 2021	482		12,392,392				6,047,195		18,440,069
Profit (Loss) for the year									563,060
Exchange differences on translating foreign operations
Profit for the year, representing total comprehensive income for the financial year							563,060		563,060
Balance at Jun. 30, 2022	482		12,392,392				6,610,255		19,003,129
Balance (in Dollars)	482		12,392,392				6,610,255		19,003,129
Profit (Loss) for the year							184,519		184,519
Exchange differences on translating foreign operations					(2,707)				(2,707)
Balance at Jun. 30, 2023	482		12,392,392		(2,707)		6,794,774		19,184,941
Balance (in Dollars)	482		12,392,392		(2,707)		6,794,774		19,184,941
Profit (Loss) for the year							(1,999,462)		(1,999,462)	$ (424,001)
Exchange differences on translating foreign operations					(1,198)				(1,198)	(254)
Balance at Jun. 30, 2024	482	$ 102	12,392,392	$ 2,627,901	(3,905)	$ (828)	4,795,312	$ 1,016,882	17,184,281	3,644,057
Balance (in Dollars)	RM 482	$ 102	RM 12,392,392	$ 2,627,901	RM (3,905)	$ (828)	RM 4,795,312	$ 1,016,882	RM 17,184,281	$ 3,644,057